Accounts receivable (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	$ 16,518,913	$ 1,007,224
Unbilled trade receivables		1,132,911
Other receivables1	270,536	931,041
Sales tax receivable	850,167	258,477
Accounts receivable	17,639,616	3,329,653
Amount receivable from sale of shares		893,000
Allowance for expected credit losses	520,000
1 - 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	2,260,428	309,362
31 - 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	44,838	226,713
61 - 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	6,855,822	253,141
Greater than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	$ 7,357,825	$ 218,008